CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Oil and gas sales	$ 4,105,494	$ 866,702
Total revenues	4,105,494	866,702
Costs and expenses:
Oil and gas production and operating costs	2,608,583	315,628
Accretion of asset retirement obligations	80,931
General and administrative expenses	1,434,175	1,207,827
Depreciation, depletion and amortization	2,099,047	691,853
Total costs and expenses	6,222,736	2,215,308
Operating loss	(2,117,242)	(1,348,606)
Non-operating income (expense):
Other income	1,952	9
Interest expense	(6,993,082)	(1,260,659)
Gain on derivative contracts	7,754,437
Change in fair value of warrants liability	1,018,006	(2,030,188)
Amortization of loan costs	(238,680)
Total non-operating income (expense)	1,542,633	(3,290,838)
Income (loss) before income taxes	(574,609)	(4,639,444)
Net loss	(574,609)	(4,639,444)
Dividends on preferred shares	(414,946)	(243,000)
Net loss attributable to common shareholders	$ (989,555)	$ (4,882,444)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.01)	$ (0.06)
Weighted average common shares outstanding (in shares)	77,505,908	77,431,832